Note 7 - Short-Term Loans	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]

NOTE 7. SHORT-TERM LOANS

On July 16, September 11, October 22 and November 6, 2014, the Group borrowed four loans with a term of one year of RMB1,500,000, RMB1,500,000, RMB2,692,003 and RMB5,000,000 respectively from three banks to meet temporary working capital needs. The annual interest rates are 120%-130% of the benchmark interest rate announced by the People’s Bank of China. The loans were guaranteed by Adam Yan, our former Chairman, at no cost to the Company. One of the loans was additionally guaranteed by Adam’s wife at no cost to the Company. The loans were fully repaid on July 15, September 10, October 22 and November 6, 2015 when they became due.

On January 20, March 19 and April 21, 2015, the Group borrowed four loans with a term of one year for RMB1,164,900, RMB600,000 and RMB543,097 respectively from a bank to meet temporary working capital needs. The annual interest rates are 7.8%. The loans were guaranteed by its former Chairman Adam Yan and his wife.

On December 8, 2015, the Group borrowed a RMB5,000,000 loan with a term of one year from a bank to meet temporary working capital needs. The annual interest rate is 120% of the benchmark interest rate announced by the People’s Bank of China. The loan was guaranteed by a third party guarantee agent, and the Group pledged the trade receivables and two copyrights to the third party guarantee agent.

As of December 31, 2015, the outstanding short-term loans were RMB7,307,997 (US$1,128,160), including the loans RMB2,307,997 was guaranteed by Adam Yan and his wife at no cost to the Company and another loan for RMB5,000,000 which was guaranteed by a third party guarantee agent and we pledged the trade receivables and two copyrights to the third party guarantee agent.

Interest expenses incurred for the year ended December 31, 2015 was RMB822,860 (US$127,028). The weighted average annual interest rate for outstanding short-term loans as of December 31, 2015 was 6.2%.